Net finance expense/(income)	12 Months Ended
Dec. 31, 2024
Net finance expense/(income)
Net finance expense/(income)

6.  Net finance expense/(income)

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Senior Facilities interest expense*	140	132	113
Net pension interest cost (note 21)	5	5	3
Lease interest cost	25	24	12
Foreign currency translation losses	—	6	3
(Gains)/losses on derivative financial instruments	(5)	2	—
Other net finance expense	40	36	7
Net finance expense before exceptional items	205	205	138
Exceptional finance income (note 5)	(13)	(58)	(218)
Net finance expense/(income)	192	147	(80)

*Includes interest related to Senior Secured Green Notes, Senior Green Notes and Senior Secured Term Loan.

During the year ended December 31, 2024, the Group recognized $25 million (2023: $24 million) of interest paid related to lease liabilities in cash used in operating activities in the consolidated statement of cash flows. Other net finance expense is primarily comprised of fees incurred on the Group’s receivables financing arrangements.